Related party transactions	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Related party transactions	Related party transactionsKey management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly, including the Chief Executive Officer, President and
Chief Revenue Officer, Chief Financial Officer, Chief Operating Officer, Chief Product Officer, Chief Corporate Development Officer and Chief Human Resource Officer and Directors.

Compensation expense for the Company’s key management personnel for the three and six months ended June 30, 2022 and 2021 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
Salaries and benefits	656	903	2,145	1,908
Share-based compensation	1,013	397	1,681	624
	1,669	1,300	3,826	2,532